Consolidated Income Statements $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 MXN ($) $ / shares	Dec. 31, 2023 MXN ($) $ / shares	Dec. 31, 2022 MXN ($) $ / shares
Condensed Income Statements, Captions [Line Items]
Total revenues			$ 279,793	$ 245,088	$ 226,740
Cost of goods sold			151,057	134,228	126,440
Gross profit			128,736	110,860	100,300
Administrative expenses			13,678	12,820	11,263
Selling expenses			74,423	63,278	57,718
Other income			4,217	1,981	1,473
Other expenses			4,936	3,253	2,456
Interest expense			7,532	7,102	6,500
Interest income			3,040	3,188	2,411
Foreign exchange gain (loss), net			304	(1,046)	(324)
Gain on monetary position for subsidiaries in hyperinflationary economies			216	93	536
Market value gain (loss) on financial instruments			67	169	(672)
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method			36,011	28,792	25,787
Income taxes			11,768	8,781	6,547
Share in the profit of equity accounted investees, net of income taxes			306	215	386
Consolidated net income			24,549	20,226	19,626
Attributable to:
Equity holders of the parent			23,729	19,536	19,034
Non-controlling interest			820	690	592
Consolidated net income			$ 24,549	$ 20,226	$ 19,626
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (per share) | (per share)		$ 1.41	$ 1.41	$ 1.16	$ 1.13
Diluted controlling interest net income (per share) | $ / shares			$ 1.41	$ 1.16	$ 1.13
Sale of products
Condensed Income Statements, Captions [Line Items]
Total revenues			$ 279,030	$ 244,264	$ 226,222
Services rendered and Other operating revenues
Condensed Income Statements, Captions [Line Items]
Total revenues			$ 763	$ 824	$ 518
Currency in which supplementary information is displayed
Condensed Income Statements, Captions [Line Items]
Total revenues	[1]	$ 13,416
Cost of goods sold	[1]	7,243
Gross profit	[1]	6,173
Administrative expenses	[1]	656
Selling expenses	[1]	3,568
Other income	[1]	202
Other expenses	[1]	237
Interest expense	[1]	361
Interest income	[1]	146
Foreign exchange gain (loss), net	[1]	15
Gain on monetary position for subsidiaries in hyperinflationary economies	[1]	10
Market value gain (loss) on financial instruments	[1]	3
Income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method	[1]	1,727
Income taxes	[1]	564
Share in the profit of equity accounted investees, net of income taxes	[1]	15
Consolidated net income	[1]	1,177
Attributable to:
Equity holders of the parent	[1]	1,138
Non-controlling interest	[1]	39
Consolidated net income	[1]	$ 1,177
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (per share) | $ / shares	[1]	$ 0.07
Diluted controlling interest net income (per share) | $ / shares	[1]	$ 0.07
Currency in which supplementary information is displayed | Sale of products
Condensed Income Statements, Captions [Line Items]
Total revenues	[1]	$ 13,379
Currency in which supplementary information is displayed | Services rendered and Other operating revenues
Condensed Income Statements, Captions [Line Items]
Total revenues	[1]	$ 37

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3